Expense Example	Feb. 28, 2026 USD ($)
Pacer Swan SOS Conservative (January) ETF | Pacer Swan SOS Conservative (January) ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	616
Pacer Swan SOS Conservative (April) ETF | Pacer Swan SOS Conservative (April) ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	616
Pacer Swan SOS Conservative (July) ETF | Pacer Swan SOS Conservative (July) ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	616
Pacer Swan SOS Conservative (October) ETF | Pacer Swan SOS Conservative (October) ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	616
Pacer Swan SOS Moderate (January) ETF | Pacer Swan SOS Moderate (January) ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	616
Pacer Swan SOS Moderate (April) ETF | Pacer Swan SOS Moderate (April) ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	616
Pacer Swan SOS Moderate (July) ETF | Pacer Swan SOS Moderate (July) ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	616
Pacer Swan SOS Moderate (October) ETF | Pacer Swan SOS Moderate (October) ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	616
Pacer Swan SOS Flex (January) ETF | Pacer Swan SOS Flex (January) ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	616
Pacer Swan SOS Flex (April) ETF | Pacer Swan SOS Flex (April) ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	616
Pacer Swan SOS Flex (July) ETF | Pacer Swan SOS Flex (July) ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	616
Pacer Swan SOS Flex (October) ETF | Pacer Swan SOS Flex (October) ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	616
Pacer Swan SOS Fund of Funds ETF | Pacer Swan SOS Fund of Funds ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	$ 822